Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,745	$ 9,141
Provision for credit losses	1,039	1,212
Write-offs, net of recoveries	(1,002)	(957)
Foreign exchange disposals and other adjustments	(181)	202
Allowance account for credit losses of financial assets, Balance at end of period	9,601	9,598
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,689	8,094
Allowance account for credit losses of financial assets, Balance at end of period	8,567	8,655
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,741	9,137
Provision for credit losses	1,039	1,212
Write-offs, net of recoveries	(1,002)	(957)
Foreign exchange disposals and other adjustments	(181)	202
Allowance account for credit losses of financial assets, Balance at end of period	9,597	9,594
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	4
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	0
Allowance account for credit losses of financial assets, Balance at end of period	4	4
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	3
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	3
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	1
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,689	8,094
Allowance account for credit losses of financial assets, Balance at end of period	8,566	8,654
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0
Allowance account for credit losses of financial assets, Balance at end of period	1	1
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,052	1,043
Allowance account for credit losses of financial assets, Balance at end of period	1,030	939
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	357	365
Provision for credit losses	31	(1)
Write-offs, net of recoveries	(3)	(1)
Foreign exchange disposals and other adjustments	(2)	5
Allowance account for credit losses of financial assets, Balance at end of period	383	368
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,273	2,133
Provision for credit losses	301	356
Write-offs, net of recoveries	(343)	(334)
Foreign exchange disposals and other adjustments	(24)	34
Allowance account for credit losses of financial assets, Balance at end of period	2,207	2,189
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,790	2,699
Provision for credit losses	483	450
Write-offs, net of recoveries	(420)	(436)
Foreign exchange disposals and other adjustments	(57)	84
Allowance account for credit losses of financial assets, Balance at end of period	2,796	2,797
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4,321	3,940
Provision for credit losses	224	407
Write-offs, net of recoveries	(236)	(186)
Foreign exchange disposals and other adjustments	(98)	79
Allowance account for credit losses of financial assets, Balance at end of period	$ 4,211	$ 4,240